Regulatory Matters (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Regulatory Matters [Abstract]
Schedule of Interim Rate Update Applications
During the nine months ended September 30, 2024, Oncor filed the following interim rate adjustment applications with the PUCT:

Filing Type	PUCT Docket No.	Investment Through	Filed	Effective Date	Annual Revenue Impact (a)
DCRF	56963	June 2024 (b)	August 2024	December 2024	$90
DCRF	56306	December 2023 (c)	March 2024	July 2024	$81

(a)	Annual revenue impact represents the incremental annual revenue impact, after taking into account revenue effects of prior applicable rate adjustments.
(b)	Reflects distribution and functionalized distribution-related capital investments generally put into service during the period from January 1, 2024 through June 30, 2024.
(c)	Reflects distribution and functionalized distribution-related capital investments generally put into service during the period from July 1, 2023 through December 31, 2023.

In 2023, Oncor filed the following interim rate update applications with the PUCT:

Filing Type	PUCT Docket No.	Investment Through	Filed	Effective Date	Annual Revenue Impact (a)
DCRF	55525	June 2023 (b)	September 2023	December 2023	$53
TCOS	55282	June 2023 (c)	July 2023	September 2023	$42
DCRF	55190	December 2022 (d)	June 2023	September 2023	$153

(a)	Annual revenue impact represents the incremental annual revenue impact, after taking into account revenue effects of prior applicable rate adjustments.
(b)	Reflects distribution capital investments generally put into service during the period from January 1, 2023 through June 30, 2023.
(c)	Reflects transmission capital investments generally put into service during the period from January 1, 2022 through June 30, 2023.
(d)	Reflects distribution capital investments generally put into service during the period from January 1, 2022 through December 31, 2022.

Components of Regulatory Assets and Liabilities
The following table presents components of our regulatory assets and liabilities and their remaining recovery periods in effect at September 30, 2024.

	Remaining Rate Recovery/Amortization Period in Effect At September 30, 2024	At September 30, 2024	At December 31, 2023
Regulatory assets:
Employee retirement liability (a)(b)(c)	To be determined	$193	$189
Employee retirement costs being amortized	4 years	71	94
Employee retirement costs incurred since the last comprehensive base rate review period (b)	To be determined	71	70
Self-insurance reserve (primarily storm recovery costs) being amortized	4 years	366	454
Self-insurance reserve incurred since the last comprehensive base rate review period (primarily storm related) (b)	To be determined	774	438
Debt reacquisition costs	Lives of related debt	7	10
Under-recovered advanced metering system costs being amortized	4 years	64	83
Energy efficiency program performance bonus (a)	Approximately 1 year	5	21
Wholesale distribution substation service costs being amortized	4 years	54	65
Wholesale distribution substation service costs incurred since the last comprehensive base rate review period (b)	To be determined	28	28
Expenses related to COVID-19 (b)	Various	27	32
Recoverable deferred income taxes	Various	47	38
Uncollectible payments from REPs	Various	9	7
Other regulatory assets	Various	30	27

Total regulatory assets		1,746	1,556

Regulatory liabilities:
Estimated net removal costs	Lives of related assets	1,579	1,519
Excess deferred taxes	Primarily over lives of related assets	1,263	1,311
Over-recovered wholesale transmission service expense (a)	Approximately 1 year	38	64
Unamortized gain on reacquisition of debt	Lives of related debt	24	25
Employee retirement costs over-recovered being refunded	4 years	20	23
Employee retirement costs over-recovered since the last comprehensive base rate review period (b)	To be determined	40	39
Other regulatory liabilities	Various	25	19

Total regulatory liabilities		2,989	3,000

Net regulatory liabilities		$(1,243)	$(1,444)

(a)	Not earning a return in the regulatory rate-setting process.
(b)	Recovery/refund is specifically authorized by statute or by the PUCT, subject to reasonableness review.
(c)	Represents unfunded liabilities recorded in accordance with pension and OPEB accounting standards.

The following table presents components of our regulatory assets and liabilities and their remaining recovery periods in effect at December 31, 2023.

	Remaining Rate Recovery/Amortization Period in Effect at December 31, 2023	At December 31,
		2023	2022
Regulatory assets:
Employee retirement liability (a)(b)(c)(d)	To be determined	$189	$157
Employee retirement costs being amortized	5 years	94	158
Employee retirement costs incurred since the last base rate review periods (b)	To be determined	70	91
Self-insurance reserve (primarily storm recovery costs) being amortized	5 years	454	181
Self-insurance reserve incurred since the last base rate review periods (primarily storm related) (b)	To be determined	438	571
Debt reacquisition costs	Lives of related debt	10	15
Under-recovered advanced metering system costs being amortized	5 years	83	107
Energy efficiency program performance bonus (a)	Approximately 1 year	21	28
Wholesale distribution substation service costs being amortized	5 years	65	—
Wholesale distribution substation service costs incurred since the last base rate review periods (b)	To be determined	28	97
Expenses related to COVID-19 being amortized	5 years	30	—
Unrecovered expenses related to COVID-19 incurred since the last base rate review periods (b)	To be determined	2	37
Recoverable deferred income taxes	Various	38	25
Uncollectible payments from REPs being amortized	5 years	7	—
Uncollectible payments from REPs incurred since the last base rate review periods (b)	To be determined	—	8
Other regulatory assets	Various	27	27

Total regulatory assets		1,556	1,502

Regulatory liabilities:
Estimated net removal costs	Lives of related assets	1,519	1,431
Excess deferred taxes	Primarily over lives of related assets	1,311	1,375
Over-recovered wholesale transmission service expense (a)	Approximately 1 year	64	101
Unamortized gain on reacquisition of debt	Lives of related debt	25	25
Employee retirement costs over-recovered being refunded	5 years	23	—
Employee retirement costs over-recovered since the last base rate review periods (b)	To be determined	39	60
Other regulatory liabilities	Various	19	22

Total regulatory liabilities		3,000	3,014

Net regulatory assets (liabilities)		$(1,444)	$(1,512)

(a)	Not earning a return in the regulatory rate-setting process.
(b)	Recovery/refund is specifically authorized by statute or by the PUCT, subject to reasonableness review.
(c)	Represents unfunded liabilities recorded in accordance with pension and OPEB accounting standards.
(d)
Reflects a $20 million reclassification related to certain employee retirement liabilities from regulatory assets to other comprehensive income in the first quarter of 2023, recorded as a result of the final order in our comprehensive base rate review (PUCT Docket No. 53601).